INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	244,373,815	471,547,560
Raw materials	148,416,326	177,630,159

Inventories	392,790,141	649,177,719

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to RMB8,991,793, RMB21,681,652 and RMB30,028,243 were made for the years ended December 31, 2022, 2023 and 2024, respectively, and were recorded as cost of revenues.